Provisions_Details of provisions (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [Line Items]
Provisions		₩ 391,313	₩ 410,470	$ 351,616
Asset retirement obligation
Disclosure of other provisions [Line Items]
Provisions		67,200	61,872
Provision for guarantee
Disclosure of other provisions [Line Items]
Provisions	[1]	₩ 89,761	₩ 183,247
Description of nature of provisions for guarantee	[1]	Provisions for guarantees include provision for financial guarantee of 71,697 million Won and 47,817 million Won as of December 31, 2017 and 2018, respectively.	Provisions for guarantees include provision for financial guarantee of 71,697 million Won and 47,817 million Won as of December 31, 2017 and 2018, respectively.
Provision for financial guarantee contract		₩ 47,817	₩ 71,697
Provisions for unused loan commitments
Disclosure of other provisions [Line Items]
Provisions		121,535	66,115
Provisions for customer reward credits
Disclosure of other provisions [Line Items]
Provisions		49,180	40,445
Other provisions
Disclosure of other provisions [Line Items]
Provisions	[2]	₩ 63,637	₩ 58,791
Description of nature of miscellaneous other provisions	[2]	Other prov isions consist of provision for litigation and others.	Other provisions consist of provision for litigation and others.

[1]	Provisions for guarantees include provision for financial guarantee of 71,697 million Won and 47,817 million Won as of December 31, 2017 and 2018, respectively.
[2]	Other provisions consist of provision for litigation and others.